Fair value measurement (Details 3 - Textuals) - $ / shares	Sep. 30, 2022	May 09, 2022
Private Placement Warrants
Fair Value, Option, Quantitative Disclosures [Line Items]
Exercise price of warrants	$ 11.5	$ 11.5